Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Note 12. Income Taxes
The Company is subject to income taxes in the U.S. and several non-U.S. jurisdictions. There was no provision for income taxes for the year ended December 31, 2021 and for the period from January 2020 (inception) to December 31, 2020, because the Company is generating tax losses, and the Company’s net deferred tax assets continue to be fully offset by a valuation allowance.

Income (loss) before income taxes is summarized as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020
US	$12,095	$(13,863)
Non-US	(31,380)	(513)

Total	$(19,285)	$(14,376)

A reconciliation of the Company’s effective income tax rate is as follows:

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020

Federal tax at a statutory rate	21.0%	21.0%
Earnings taxed at other than Federal statutory rate	6.8	0.3
Non-deductible interest expense	(5.7)	0.0
Section 162(m)	(25.8)	0.0
Change in fair value of earnout liability	96.7	0.0
Tax basis in acquired IP	0.3	0.0
Other	4.6	0.0
Change in valuation allowance	(97.9)	(21.3)

Income tax provision	0.0%	0.0%

Deferred income tax assets and liabilities are summarized as follows (in thousands):

	December 31, 2021	December 31, 2020
Deferred income tax assets:
Net operating loss carryforwards	$18,672	$931
Stock-based compensation	486	2,097
Lease liabilities	2,565	378
Tax basis in acquired IP	2,031	—
Other accrual	920	—
Deferred income tax assets - total	24,674	3,406

Deferred income tax liabilities:

Property and equipment	(289)	(4)
Right of use assets	(2,471)	(348)
Deferred income tax liabilities - total	(2,760)	(352)
Deferred income tax assets, net	21,914	3,054
Less: Valuation allowance	21,914	3,054

Deferred income taxes, net	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes as well as carryforward tax losses. At December 31, 2021, the Company had U.S. federal and foreign net operating loss carryforwards (“NOLs”) of
$53.0 million and $30.0
million, respectively, to be used to offset future
taxable

income. The entire
$53.0

million of U.S federal losses and $
14.0
million of foreign losses can be carried forward indefinitely; the remaining
$16.0
million of foreign losses expire on various dates through 2026.
Under the provisions of Section 382 of the Internal Revenue Code (“IRC”), the
U.S.
net operating loss and credit carryforwards and other tax attributes may be subject to limitation if there has been a significant change in ownership of the Company, as defined by the IRC. In connection with the Business Combination and the resulting change in ownership, the future utilization of NOL’s maybe be subject to limitation under Section 382 in the US, as well as in some foreign jurisdictions.
In assessing the realizability of deferred tax assets, the Company considers, within each taxing jurisdiction, whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. the Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the consideration of the weight of both positive and negative evidence, the Company has determined it is more likely than not that the deferred tax assets as of December 31, 2021 will not be realized. As such, a valuation allowance has been provided against each entity’s net deferred tax assets.
The following table summarizes the activity related to the Company’s valuation allowances (in thousands):

	December 31, 2021	December 31, 2020
Valuation Allowances - beginning of period	$3,054	$—
Local currency increase in reserve	18,860	3,054
Valuation Allowances - end of period	$21,914	$3,054

There w
ere no unrecognized tax benefits and no
amounts
accrued
for
interest and
penalties
as of December 31, 2021, and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its positions. The

Company is subject to income tax examinations by major taxing authorities in the countries in which it operates since inception.